Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2021
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Six months ended September 30, 2020
Non-interest revenue	¥172,676	¥69,888	¥376,148	¥121,385	¥740,097
Net interest revenue	1,197	(146)	92,826	(8,486)	85,391

Net revenue	173,873	69,742	468,974	112,899	825,488
Non-interest expenses	135,979	35,521	315,628	77,179	564,307

Income before income taxes	¥37,894	¥34,221	¥153,346	¥35,720	¥261,181

Six months ended September 30, 2021
Non-interest revenue	¥168,475	¥97,944	¥255,957	¥122,305	¥644,681
Net interest revenue	1,702	(133)	49,489	(28,837)	22,221

Net revenue	170,177	97,811	305,446	93,468	666,902
Non-interest expenses	134,171	37,869	308,834	94,267	575,141

Income (loss) before income taxes	¥36,006	¥59,942	¥(3,388)	¥(799)	¥91,761

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2020
Non-interest revenue	¥92,331	¥29,731	¥185,601	¥27,230	¥334,893
Net interest revenue	464	337	34,704	(3,354)	32,151

Net revenue	92,795	30,068	220,305	23,876	367,044
Non-interest expenses	69,970	18,018	154,828	42,555	285,371

Income (loss) before income taxes	¥22,825	¥12,050	¥65,477	¥(18,679)	¥81,673

Three months ended September 30, 2021
Non-interest revenue	¥84,395	¥34,244	¥145,187	¥43,590	¥307,416
Net interest revenue	796	85	27,482	(18,781)	9,582

Net revenue	85,191	34,329	172,669	24,809	316,998
Non-interest expenses	68,207	19,300	147,700	65,192	300,399

Income (loss) before income taxes	¥16,984	¥15,029	¥24,969	¥(40,383)	¥16,599

Major components of income (loss) before income taxes in "Other"
The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2020	2021
Net gain (loss) related to economic hedging transactions	¥612	¥(381)
Realized gain on investments in equity securities held for operating purposes	809	196
Equity in earnings of affiliates	11,860	15,188
Corporate items (1)(2)	29,085	(54,838)
Other (3)(4)	(6,646)	39,036

Total	¥35,720	¥(799)

	Millions of yen
	Three months ended September 30
	2020	2021
Net gain (loss) related to economic hedging transactions	¥(4,965)	¥(3,825)
Realized gain on investments in equity securities held for operating purposes	124	23
Equity in earnings of affiliates	5,251	5,571
Corporate items	(16,005)	(45,566)
Other (4)	(3,084)	3,414

Total	¥(18,679)	¥(40,383)

(1)
The income before income taxes for the six months ended September 30, 2020 includes a gain of ¥71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.

(2)	The loss before income taxes for the six months ended September 30, 2021 includes losses of approximately ¥40 billion related to legacy transactions.
(3)	The income before income taxes for the six months ended September 30, 2021 includes a gain of ¥36,249 million from the sale of Nomura Research Institute, Ltd. ordinary shares.
(4)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2020	2021
Net revenue	¥825,488	¥666,902
Unrealized gain on investments in equity securities held for operating purposes	4,257	5,239

Consolidated net revenue	¥829,745	¥672,141

Non-interest expenses	¥564,307	¥575,141
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥564,307	¥575,141

Income before income taxes	¥261,181	¥91,761
Unrealized gain on investments in equity securities held for operating purposes	4,257	5,239

Consolidated income before income taxes	¥265,438	¥97,000

	Millions of yen
	Three months ended September 30
	2020	2021

Net revenue	¥367,044	¥316,998
Unrealized gain on investments in equity securities held for operating purposes	1,954	1,868

Consolidated net revenue	¥368,998	¥318,866

Non-interest expenses	¥285,371	¥300,399
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥285,371	¥300,399

Income before income taxes	¥81,673	¥16,599
Unrealized gain on investments in equity securities held for operating purposes	1,954	1,868

Consolidated income before income taxes	¥83,627	¥18,467

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2020	2021
Net revenue (1)(2) :
Americas	¥222,091	¥122,906
Europe	59,681	66,997
Asia and Oceania	27,605	43,876

Subtotal	309,377	233,779
Japan	520,368	438,362

Consolidated	¥829,745	¥672,141

Income (loss) before income taxes (2) :
Americas	¥79,157	¥(53,824)
Europe	6,580	(14,150)
Asia and Oceania	21,915	13,724

Subtotal	107,652	(54,250)
Japan	157,786	151,250

Consolidated	¥265,438	¥97,000

	Millions of yen
	Three months ended September 30
	2020	2021
Net revenue (1) :
Americas	¥112,903	¥84,602
Europe	39,510	33,629
Asia and Oceania	17,369	22,715

Subtotal	169,782	140,946
Japan	199,216	177,920

Consolidated	¥368,998	¥318,866

Income (loss) before income taxes:
Americas	¥39,159	¥(17,225)
Europe	(8,437)	(8,863)
Asia and Oceania	12,720	7,103

Subtotal	43,442	(18,985)
Japan	40,185	37,452

Consolidated	¥83,627	¥18,467

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event.

	Millions of yen
	March 31, 2021	September 30, 2021
Long-lived assets:
Americas	¥98,611	¥96,974
Europe	65,165	52,134
Asia and Oceania	26,690	25,685

Subtotal	190,466	174,793
Japan	303,355	313,968

Consolidated	¥493,821	¥488,761